Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 13, 2015	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity (Textual)
Issuance costs					$ 59,410	$ 1,055,162
Conversion feature, description			The conversion price is set forth on the basis of one Ordinary Share for each Preferred Share (i.e., the conversion ratio is 1:1), provided that the conversion ratio may be adjusted in such commercially reasonable manner as the board of directors of the Group shall deem appropriate for any dilution upon issue of further Ordinary Shares at a price less than the Subscription Price (for avoidance of doubt, no adjustment shall be made for any issue of Ordinary Shares pursuant to Employee Stock Option Plan (“ESOP”), any issuance of further Ordinary Shares in connection with share dividends, subdivision, combination or reclassification of capital stock, or issuance upon conversion or reclassification of capital stock) (i.e., there are anti-dilution adjustments, including in the case that the issue is at market price but is less than the subscription price), and provided that any conversion must be at least at par (conversion ratio 1:1 at least).
Preferred shares, par value			$ 0.00001
Statutory reserve, description			Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.
Reserve amount			$ 6,838,628	$ 721,818
Ordinary shares authorized			3,000,000,000	3,000,000,000
Ordinary shares par value			$ 0.00001	$ 0.00001
Ordinary shares issued			1,091,569,209	1,091,569,209
Ordinary shares outstanding			981,569,209	981,569,209
Long-term loan - Great Reap				$ 4,077,000
Great Reap Venture Ltd. [Member]
Equity (Textual)
Ordinary shares, description	50 million of the Company's Ordinary Shares were transferred to the trust as a loan from Great Reap Venture Ltd. ("Great Reap"), a majority shareholder of our company and is 100% owned by Mr. Zhang. The loan can be repaid either in cash at the exercise price of $0.08154 per share as determined in the 2015 Equity Incentive Plan or by transferring the shares back to Great Reap at the option of the Company. The loan agreement can be repaid by the trust in whole or in part at any time without any interest. The Group recorded the 50 million shares at $4,077,000 as a reduction of the Group's equity.
Employee Benefit Trust [Member]
Equity (Textual)
Ordinary shares, description	The Company issued 60 million Ordinary Shares to the EBT at the par value of $0.00001. The shares were transferred in accordance to the 2015 Equity Incentive Plan as our contribution to the RSU's pool to be granted to qualified participants under the 2015 Incentive Plan. The Group recorded the 60 million shares at $600 as a reduction of the Group's equity.
Ordinary Shares [Member]
Equity (Textual)
Shares issued in exchange for consideration		21,760,498
Shares in exchange for consideration, value		$ 13,199,918
Ordinary shares authorized			5,000,000,000
Ordinary shares par value		$ 0.00001
Per share value		$ 0.6066
Preferred shares [Member]
Equity (Textual)
Preferred shares, par value			$ 0.00001
Ordinary shares issued					1,091,569,209
Ordinary shares outstanding					981,569,209
Series C-1 Preferred shares [Member]
Equity (Textual)
Shares issued in exchange for consideration					24,711,296
Shares in exchange for consideration, value					$ 42,009,205
Shares recognized amount					$ 41,949,795
Preferred shares, par value			0.00001	$ 0.00001
Series B Preferred shares [Member]
Equity (Textual)
Shares issued in exchange for consideration						29,426,129
Shares in exchange for consideration, value						$ 21,000,000
Shares recognized amount						$ 19,944,838
Preferred shares, par value			$ 0.00001	$ 0.00001